Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 29, 2025	Mar. 30, 2024
Common stock, shares outstanding	19,594,687	19,165,969
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares issued	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	11,876,717	11,447,999
Common stock, shares outstanding	11,876,717	11,447,999
Class B Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970